Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Institutional Trust
Entity Central Index Key	0000889512
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Western Asset Institutional Liquid Reserves
Class Name	Institutional Shares
Trading Symbol	CILXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Institutional Liquid Reserves for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
Additional Information Phone Number	1-800-625-4554, or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Shares[1]	$18	0.18%
[1],[2]
Expenses Paid, Amount	$ 18	[1]
Expense Ratio, Percent	0.18%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2025, the seven-day current yield for Institutional Shares of the Western Asset Institutional Liquid Reserves was 4.25% and the seven-day effective yield was 4.34%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund maintained a very short maturity stance over the period, due to its positioning as an investment vehicle that closely mirrors the yield on overnight repurchase agreements. The Fund did maintain a position in money market obligations with maturities less than 90 days, which contributed yield enhancement, and a return greater than the Federal Reserve Reverse Repo Program.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at 1-800-625-4554, or 1-203-703-6002 or visit https://www.franklintempleton.com/investments/options/money-market-funds.
Net Assets	$ 911,618,376
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 998,717
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$911,618,376
Total Number of Portfolio Holdings (reflects holdings of Liquid Reserves Portfolio)	56
Total Management Fee Paid	$998,717

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Investor Shares
Shareholder Report [Line Items]
Fund Name	Western Asset Institutional Liquid Reserves
Class Name	Investor Shares
Trading Symbol	LLRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Western Asset Institutional Liquid Reserves for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
Additional Information Phone Number	1-800-625-4554, or 1-203-703-6002
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Shares[1]	$24	0.23%
[4],[5]
Expenses Paid, Amount	$ 24	[4]
Expense Ratio, Percent	0.23%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of August 31, 2025, the seven-day current yield for Investor Shares of the Western Asset Institutional Liquid Reserves was 4.20% and the seven-day effective yield was 4.28%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund maintained a very short maturity stance over the period, due to its positioning as an investment vehicle that closely mirrors the yield on overnight repurchase agreements. The Fund did maintain a position in money market obligations with maturities less than 90 days, which contributed yield enhancement, and a return greater than the Federal Reserve Reverse Repo Program.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at 1-800-625-4554, or 1-203-703-6002 or visit https://www.franklintempleton.com/investments/options/money-market-funds.
Net Assets	$ 911,618,376
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 998,717
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$911,618,376
Total Number of Portfolio Holdings (reflects holdings of Liquid Reserves Portfolio)	56
Total Management Fee Paid	$998,717

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[3]
*	Reflects holdings of Liquid Reserves Portfolio.

[4]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[6]
*	Reflects holdings of Liquid Reserves Portfolio.